Auditor's Fee	12 Months Ended
Dec. 31, 2023
Auditors' Fee
Auditors' Fee

Note 6 Auditors’ Fee

	Year Ended December 31,
	2023	2022	2021
EY
Audit services	20,951	13,369	6,235
Other audit activities	900	3,370	2,105
Tax advice	—	—	73
Total	21,851	16,739	8,413

KPMG
Audit services	—	—	472
Other audit activities	—	—	1,178
Total	—	—	1,650

Other auditors
Audit services	—	—	471
Other audit activities	—	—	79
Total	—	—	550

Total Audit Fee	21,851	16,739	10,613

Audit services relate to the statutory audit of the financial statements and the accounts, as well as the management of the Board of Directors and the CEO. This includes other responsibilities that it is incumbent upon the company’s auditor to perform including providing advice or any other assistance that may result from observations in such review or the conduct of such other responsibilities.

Other auditing activities are those services in accordance with a special agreement on financial statements.